UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07061)

Exact name of registrant as specified in charter: Putnam Capital Appreciation Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Capital Appreciation Fund
The fund's portfolio
8/31/08 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.6%)
Greenfield Online, Inc. (NON)	3,639	$63,137
Marchex, Inc. Class B	430	4,846
Omnicom Group, Inc. (S)	45,100	1,911,789
Valuevision Media, Inc. Class A (NON)	1,900	4,446
		1,984,218

Aerospace and Defense (3.1%)
Alliant Techsystems, Inc. (NON)	1,500	157,845
Boeing Co. (The)	26,600	1,743,896
General Dynamics Corp.	22,710	2,096,133
L-3 Communications Holdings, Inc.	29,500	3,066,230
Lockheed Martin Corp.	17,700	2,060,988
Orbital Sciences Corp. (NON)	2,200	58,168
Teledyne Technologies, Inc. (NON)	2,309	143,920
United Technologies Corp.	30,700	2,013,613
		11,340,793

Airlines (0.4%)
AMR Corp. (NON) (S)	80,500	831,565
Continental Airlines, Inc. Class B (NON) (S)	11,456	186,160
UAL Corp. (S)	45,700	507,727
		1,525,452

Automotive (0.4%)
Dollar Thrifty Automotive Group (NON)	27,000	125,550
Johnson Controls, Inc. (S)	36,400	1,125,488
Lear Corp. (NON) (S)	10,200	128,112
Tenneco Automotive, Inc. (NON)	7,704	112,555
		1,491,705

Banking (4.4%)
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	800	14,480
BancorpSouth, Inc.	7,800	179,556
Bank of America Corp.	132,200	4,116,708
Bank of New York Mellon Corp. (The)	62,900	2,176,969
BB&T Corp.	31,100	933,000
City Bank	8,716	105,899
City Holding Co.	2,067	86,421
Colonial Bancgroup, Inc.	24,900	157,368
Corus Bankshares, Inc. (SEG)	3,629	14,407
First Financial Bankshares, Inc. (S)	3,509	172,187
Independent Bank Corp.	7,600	210,216
NBT Bancorp, Inc.	1,400	35,126
Northern Trust Corp.	4,200	337,638
Old Second Bancorp, Inc.	700	11,851
PacWest Bancorp	3,500	79,380
Republic Bancorp, Inc. Class A	743	22,015
S&T Bancorp, Inc.	4,100	137,596
Seacoast Banking Corp. of Florida (S)	4,600	40,388
Sierra Bancorp	2,400	37,920
Smithtown Bancorp, Inc.	3,700	70,337
Sovereign Bancorp, Inc.	37,000	357,420
SVB Financial Group (NON)	5,600	313,880
SY Bancorp, Inc.	700	19,768
TrustCo Bank Corp. NY	1,411	13,800
U.S. Bancorp	85,700	2,730,402
Webster Financial Corp.	7,000	149,240
Wells Fargo & Co.	88,300	2,672,841
Whitney Holding Corp. (S)	2,000	43,300
Wilmington Trust Corp.	17,400	408,378
Zions Bancorp. (S)	2,900	77,836
		15,726,327

Basic Materials (--%)
Foamex International, Inc. (NON)	3,533	1,307

Beverage (1.1%)
Coca-Cola Bottling Company Consolidated	200	8,116
Pepsi Bottling Group, Inc. (The)	19,200	567,936
PepsiCo, Inc.	49,500	3,389,760
		3,965,812

Biotechnology (1.5%)
Albany Molecular Research, Inc. (NON)	5,569	97,068
Amgen, Inc. (NON)	28,300	1,778,655
Applied Biosystems, Inc.	46,475	1,695,873
Ariad Pharmaceuticals, Inc. (NON)	3,138	9,759
Cubist Pharmaceuticals, Inc. (NON)	5,600	123,368

eResearch Technology, Inc. (NON)	23	310
Invitrogen Corp. (NON)	32,600	1,384,196
Kendle International, Inc. (NON)	700	34,615
Martek Biosciences Corp. (NON)	1,330	44,435
Quidel Corp. (NON) (S)	14,456	282,615
RTI Biologics, Inc. (NON)	2,900	27,202
		5,478,096

Broadcasting (0.3%)
CTC Media, Inc. (Russia) (NON)	62,000	1,202,800
Lin TV Corp. Class A (NON)	900	5,535
Sinclair Broadcast Group, Inc. Class A	7,626	54,068
		1,262,403

Building Materials (0.5%)
AAON, Inc.	700	14,952
Apogee Enterprises, Inc.	9,100	182,000
Comfort Systems USA, Inc.	83	1,265
Interface, Inc. Class A	2,300	30,291
Lennox International, Inc.	8,200	303,400
LSI Industries, Inc.	778	6,714
Sherwin-Williams Co. (The)	23,400	1,370,070
		1,908,692

Chemicals (2.6%)
Ashland, Inc.	17,400	712,182
Eastman Chemical Co.	18,500	1,115,920
Ferro Corp.	2,000	44,080
FMC Corp.	6,848	503,602
Georgia Gulf Corp.	1,484	5,001
Innospec, Inc. (United Kingdom)	528	8,284
Koppers Holdings, Inc.	900	41,229
Lubrizol Corp. (The)	25,100	1,330,049
Monsanto Co.	18,483	2,111,683
NewMarket Corp.	4,500	305,730
Olin Corp.	7,200	193,752
PolyOne Corp. (NON)	2,705	22,208
Potash Corp. of Saskatchewan (Canada)	4,654	807,934
PPG Industries, Inc.	26,300	1,653,218
Rockwood Holdings, Inc. (NON)	9,700	367,145
		9,222,017

Commercial and Consumer Services (1.9%)
Advance America Cash Advance Centers, Inc.	789	3,882
Bowne & Co., Inc.	16,451	199,057
Brink's Co. (The)	5,000	348,900
Chemed Corp.	7,483	327,306
CPI Corp.	851	11,437
CRA International, Inc. (NON)	300	11,967
Deluxe Corp.	4,800	79,248
Dun & Bradstreet Corp. (The)	38,846	3,572,666
DynCorp International, Inc. Class A (NON)	2,777	43,849
EZCORP, Inc. Class A (NON)	15,507	241,754
Heartland Payment Systems, Inc.	92	2,076
HMS Holdings Corp. (NON)	1,300	32,227
Landauer, Inc.	1,451	94,692
Maximus, Inc.	500	18,500
Pre-Paid Legal Services, Inc. (NON)	500	22,320
Tech Data Corp. (NON)	14,552	496,805
Priceline.com, Inc. (NON)	5,300	492,794
Expedia, Inc. (NON) (S)	42,200	745,252
		6,744,732

Communications Equipment (2.5%)
Cisco Systems, Inc. (NON)	196,200	4,718,610
Juniper Networks, Inc. (NON)	20,800	534,560
Nokia OYJ ADR (Finland)	84,500	2,126,865
Plantronics, Inc.	5,300	136,740
Qualcomm, Inc.	25,700	1,353,105
		8,869,880

Computers (5.3%)
Actuate Corp. (NON)	3,403	14,531
ANSYS, Inc. (NON) (S)	12,597	558,677
Apple Computer, Inc. (NON) (SEG)	23,200	3,933,096
Brocade Communications Systems, Inc. (NON)	91,900	681,898
EMC Corp. (NON)	70,500	1,077,240
Emulex Corp. (NON)	46,000	617,320
Hewlett-Packard Co.	105,600	4,954,752
IBM Corp.	28,100	3,420,613
Insight Enterprises, Inc. (NON)	6,900	114,816
InterVoice, Inc. (NON)	893	7,340
Jack Henry & Associates, Inc.	10,100	202,303
Lexmark International, Inc. Class A (NON) (S)	28,100	1,010,757
Magma Design Automation, Inc. (NON)	9,468	48,097
Micros Systems, Inc. (NON) (S)	11,706	360,779
NetApp, Inc. (NON)	47,800	1,217,944
Progress Software Corp. (NON)	6,083	177,684
Rackable Systems, Inc. (NON)	11,000	113,960
Seagate Technology (Cayman Islands)	35,000	521,850
SPSS, Inc. (NON)	3,724	117,604

		19,151,261

Conglomerates (1.7%)
AMETEK, Inc.	11,600	563,064
Danaher Corp.	10,446	852,080
General Electric Co.	138,500	3,891,850
Textron, Inc.	20,900	858,990
		6,165,984

Construction (0.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	7,495	239,990
Perini Corp. (NON)	11,000	293,810
		533,800

Consumer (0.6%)
Black & Decker Manufacturing Co. (S)	19,600	1,239,700
CSS Industries, Inc.	3,344	89,118
Helen of Troy, Ltd. (Bermuda) (NON)	17,360	417,508
Hooker Furniture Corp.	8,815	148,445
Scotts Miracle-Gro Co. (The) Class A	7,200	192,528
		2,087,299

Consumer Finance (0.7%)
American Express Co.	36,000	1,428,480
Asta Funding, Inc.	3,684	30,504
Capital One Financial Corp.	19,000	838,660
Portfolio Recovery Associates, Inc. (NON)	500	21,270
World Acceptance Corp. (NON)	2,269	88,536
		2,407,450

Consumer Goods (2.1%)
Blyth Industries, Inc.	13,351	211,079
Church & Dwight Co., Inc.	22,500	1,406,250
Colgate-Palmolive Co.	11,500	874,345
Procter & Gamble Co. (The)	70,500	4,918,784
		7,410,458

Consumer Services (0.2%)
Overstock.com, Inc. (NON) (S)	4,200	88,788
Sapient Corp. (NON)	3,089	28,635
TrueBlue, Inc. (NON)	39,274	651,556
		768,979

Containers (0.2%)
Ball Corp.	19,200	881,664

Distribution (0.4%)
W.W. Grainger, Inc.	15,600	1,404,468

Electric Utilities (1.8%)
Alliant Energy Corp.	6,500	227,175
American Electric Power Co., Inc.	5,800	226,432
Edison International	37,700	1,731,184
Exelon Corp.	22,200	1,686,312
Pepco Holdings, Inc.	70,900	1,797,315
SCANA Corp.	12,300	482,160
UniSource Energy Corp. (S)	12,935	415,602
		6,566,180

Electrical Equipment (0.1%)
Hubbell, Inc. Class B	5,300	230,603
LoJack Corp. (NON)	6,000	43,500
Rofin-Sinar Technologies, Inc. (NON)	2,638	106,628
		380,731

Electronics (2.1%)
Altera Corp. (S)	14,500	328,280
Amphenol Corp. Class A	23,700	1,126,224
Analogic Corp.	600	40,620
Cubic Corp.	3,100	85,839
Intel Corp.	129,700	2,966,239
MEMC Electronic Materials, Inc. (NON)	13,700	672,533
Methode Electronics, Inc. Class A	7,963	87,513
Nam Tai Electronics, Inc. (Hong Kong)	10,327	99,242
NVIDIA Corp. (NON)	35,950	454,408
Sanmina Corp. (NON)	26,700	62,745
Semtech Corp. (NON)	8,400	124,236
SiRF Technology Holdings, Inc. (NON) (S)	33,300	61,605
Synopsys, Inc. (NON) (S)	54,600	1,175,538
TriQuint Semiconductor, Inc. (NON)	17,900	112,591
Xilinx, Inc.	12,300	319,554
Zoran Corp. (NON)	3,098	27,572
		7,744,739

Energy (Oil Field) (3.1%)

ENSCO International, Inc.	23,600	1,599,608
Grey Wolf, Inc. (NON)	26,425	230,162
Halliburton Co. (S)	46,100	2,025,634
Matrix Service Co. (NON)	1,500	39,420
National-Oilwell Varco, Inc. (NON)	45,700	3,369,461
SEACOR Holdings, Inc. (NON)	2,700	238,005
Tidewater, Inc. (S)	32,150	1,950,541
Transocean, Inc. (NON)	10,196	1,296,931
Trico Marine Services, Inc. (NON) (S)	14,619	347,201
Willbros Group, Inc. (Panama) (NON)	116	4,804
		11,101,767

Financial (1.4%)
Asset Acceptance Capital Corp. (NON)	278	3,014
Intercontinental Exchange, Inc. (NON)	2,500	220,075
JPMorgan Chase & Co.	107,200	4,126,127
MGIC Investment Corp.	9,800	82,418
Nasdaq OMX Group, Inc. (The) (NON)	13,700	447,853
		4,879,487

Food (1.0%)
Arden Group, Inc.	32	5,336
General Mills, Inc.	18,200	1,204,476
H.J. Heinz Co.	8,700	437,784
Kraft Foods, Inc. Class A	58,105	1,830,889
		3,478,485

Forest Products and Packaging (0.2%)
Buckeye Technologies, Inc. (NON)	4,879	44,936
Glatfelter	1,300	19,071
Packaging Corp. of America	11,200	288,400
Rock-Tenn Co. Class A	13,300	487,844
		840,251

Health Care Services (3.8%)
Aetna, Inc.	36,460	1,572,884
Alnylam Pharmaceuticals, Inc. (NON) (S)	3,200	94,880
Amedisys, Inc. (NON)	1,800	95,796
AMERIGROUP Corp. (NON)	8,800	227,744
AmerisourceBergen Corp.	20,500	840,705
AMN Healthcare Services, Inc. (NON)	1,200	22,800
CIGNA Corp.	15,900	665,892
Coventry Health Care, Inc. (NON) (S)	5,900	206,618
Express Scripts, Inc. (NON)	21,024	1,543,372
Health Management Associates, Inc. Class A (NON)	80,200	465,962
IMS Health, Inc.	207	4,600
Laboratory Corp. of America Holdings (NON) (S)	11,200	819,280
Lincare Holdings, Inc. (NON)	21,844	720,852
McKesson Corp.	37,900	2,189,862
Medcath Corp. (NON)	3,529	75,062
Molina Healthcare, Inc. (NON)	3,100	97,557
Quest Diagnostics, Inc.	41,500	2,243,075
RehabCare Group, Inc. (NON)	600	11,004
Tenet Healthcare Corp. (NON)	77,600	467,928
UnitedHealth Group, Inc.	31,583	961,702
Warner Chilcott, Ltd. Class A (Bermuda) (NON)	18,200	291,200
		13,618,775

Homebuilding (0.4%)
NVR, Inc. (NON) (S)	2,491	1,488,945

Household Furniture and Appliances (0.5%)
American Woodmark Corp. (S)	6,352	150,924
Conn's, Inc. (NON)	363	6,941
La-Z-Boy, Inc. (S)	1,600	12,112
Select Comfort Corp. (NON) (S)	37,629	90,310
Whirlpool Corp. (S)	17,000	1,383,120
		1,643,407

Insurance (3.9%)
American Financial Group, Inc.	1,956	55,805
American International Group, Inc.	59,800	1,285,102
American Physicians Capital, Inc.	2,489	105,285
Amerisafe, Inc. (NON)	3,280	60,647
Amtrust Financial Services, Inc.	1,200	16,872
AON Corp.	20,200	959,298
Arch Capital Group, Ltd. (Bermuda) (NON)	6,100	425,536
Aspen Insurance Holdings, Ltd. (Bermuda)	3,620	98,102
Axis Capital Holdings, Ltd. (Bermuda)	22,111	739,171
Berkshire Hathaway, Inc. Class B (NON)	367	1,432,034
CNA Surety Corp. (NON)	8,054	129,428
Delphi Financial Group Class A	6,290	168,761
EMC Insurance Group, Inc.	2,325	56,498
Endurance Specialty Holdings, Ltd. (Bermuda)	3,424	111,691
Everest Re Group, Ltd. (Bermuda)	3,400	279,242
FBL Financial Group, Inc. Class A	396	9,088
First Mercury Financial Corp. (NON)	2,005	29,534
Flagstone Reinsurance Holdings, Ltd. (Bermuda)	6,786	83,468

FPIC Insurance Group, Inc. (NON)	515	26,605
Genworth Financial, Inc. Class A	103,100	1,654,755
Hanover Insurance Group, Inc. (The)	2,055	97,058
Harleysville Group, Inc.	1,448	52,519
HCC Insurance Holdings, Inc.	41,594	1,047,337
Horace Mann Educators Corp.	1,711	25,494
IPC Holdings, Ltd. (Bermuda)	3,400	107,678
MetLife, Inc.	19,300	1,046,060
National Interstate Corp.	1,770	34,391
Odyssey Re Holdings Corp.	1,955	73,821
Principal Financial Group	14,500	663,955
RenaissanceRe Holdings, Ltd. (Bermuda)	11,220	568,966
Safeco Corp.	9,800	662,480
Safety Insurance Group, Inc.	4,239	182,277
SeaBright Insurance Holdings, Inc. (NON)	5,973	72,512
Selective Insurance Group	9,252	223,343
Stancorp Financial Group	4,317	211,576
W.R. Berkley Corp.	37,744	889,249
Zenith National Insurance Corp.	6,922	264,351
		13,949,989

Investment Banking/Brokerage (2.5%)
Affiliated Managers Group (NON)	4,664	444,106
Eaton Vance Corp.	9,018	322,033
Federated Investors, Inc.	15,400	514,976
Franklin Resources, Inc.	10,555	1,102,998
Goldman Sachs Group, Inc. (The)	29,043	4,762,171
Interactive Brokers Group, Inc. Class A (NON)	1,600	43,680
Lehman Brothers Holdings, Inc.	73,300	1,179,397
Pzena Investment Management, Inc. Class A (S)	10,800	96,552
SEI Investments Co.	19,700	465,314
TD Ameritrade Holding Corp. (NON)	6,600	134,838
Waddell & Reed Financial, Inc. Class A	4,500	144,900
		9,210,965

Investment Management (0.2%)
T. Rowe Price Group, Inc.	10,200	605,472

Leisure (0.2%)
Brunswick Corp. (S)	55,700	768,103

Lodging/Tourism (0.4%)
Carnival Corp. (S)	40,400	1,497,224

Machinery (2.2%)
AGCO Corp. (NON)	8,100	499,203
Applied Industrial Technologies, Inc.	11,286	328,535
Caterpillar, Inc.	20,400	1,442,892
Deere (John) & Co.	18,400	1,298,488
Gardner Denver, Inc. (NON)	31,700	1,430,938
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	8,900	328,677
Manitowoc Co., Inc. (The) (S)	44,270	1,114,719
NACCO Industries, Inc. Class A	791	92,974
Parker-Hannifin Corp.	17,800	1,140,446
Regal-Beloit Corp.	2,738	128,549
TurboChef Technologies, Inc. (NON) (S)	20,000	122,000
		7,927,421

Manufacturing (1.6%)
Eaton Corp.	16,400	1,200,152
EnPro Industries, Inc. (NON)	5,000	210,750
Illinois Tool Works, Inc.	33,300	1,652,013
ITT Corp.	21,500	1,370,625
Robbins & Myers, Inc.	2,321	104,097
Roper Industries, Inc.	21,200	1,252,496
		5,790,133

Media (0.7%)
Walt Disney Co. (The)	76,300	2,468,305

Medical Technology (2.6%)
Align Technology, Inc. (NON) (S)	3,800	49,552
C.R. Bard, Inc. (S)	7,700	719,565
Conmed Corp. (NON)	940	30,042
Datascope Corp.	800	40,000
Edwards Lifesciences Corp. (NON) (S)	4,865	288,057
Hologic, Inc. (NON) (S)	49,400	1,048,268
Medtronic, Inc.	66,000	3,603,600
Mentor Corp. (S)	6,429	158,668
St. Jude Medical, Inc. (NON)	16,700	765,361
Waters Corp. (NON)	14,400	982,800
Mettler-Toledo International, Inc. (NON)	17,035	1,792,082
		9,477,995

Metals (1.3%)
A.M. Castle & Co.	1,000	20,080
AK Steel Holding Corp.	12,300	647,103
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	14,332	1,280,134
North American Galvanizing & Coatings, Inc. (NON) (S)	34,279	351,017
Nucor Corp.	17,200	903,000

Reliance Steel & Aluminum Co. (S)	20,400	1,163,004
Uranium Resources, Inc. (NON)	30,100	69,230
Worthington Industries , Inc. (S)	14,600	256,960
		4,690,528

Natural Gas Utilities (0.8%)
Atmos Energy Corp.	21,100	581,094
Energen Corp.	21,500	1,200,560
Equitable Resources, Inc.	4,800	239,568
MDU Resources Group, Inc.	7,300	241,192
Questar Corp.	5,800	300,962
WGL Holdings, Inc.	8,300	267,260
		2,830,636

Office Equipment & Supplies (0.1%)
Ennis Inc.	12,400	204,724
Steelcase, Inc.	8,674	96,281
		301,005

Oil & Gas (8.9%)
Apache Corp.	19,700	2,253,286
Berry Petroleum Co. Class A	1,253	52,150
Calumet Specialty Products Partners, LP	1,451	20,735
Carrizo Oil & Gas, Inc. (NON)	7,600	377,264
Chevron Corp.	64,900	5,602,158
ConocoPhillips (S)	44,700	3,688,197
Denbury Resources, Inc. (NON)	11,100	276,279
Devon Energy Corp.	23,200	2,367,560
Endeavour International Corp. (NON) (S)	53,894	92,698
Exxon Mobil Corp.	61,400	4,912,614
Forest Oil Corp. (NON)	1,900	108,148
Frontier Oil Corp. (S)	46,600	902,642
Hess Corp.	16,358	1,712,846
Marathon Oil Corp.	46,500	2,095,755
Mariner Energy, Inc. (NON)	3,123	90,848
Noble Energy, Inc.	3,800	272,574
Occidental Petroleum Corp.	36,900	2,928,384
PetroHawk Energy Corp. (NON)	4,680	161,975
Petroleum Development Corp. (NON)	2,000	121,580
Petroquest Energy, Inc. (NON)	2,600	48,074
Range Resources Corp.	5,900	273,878
Southwestern Energy Co. (NON)	8,000	306,960
Stone Energy Corp. (NON)	3,373	160,791
Sunoco, Inc. (S)	28,900	1,282,582
Tesoro Corp.	4,850	89,968
Whiting Petroleum Corp. (NON)	1,202	115,680
XTO Energy, Inc.	35,700	1,799,637
		32,115,263

Pharmaceuticals (5.0%)
Abbott Laboratories	51,300	2,946,159
Biovail Corp. (Canada)	28,733	307,443
Eli Lilly & Co.	38,000	1,772,700
Endo Pharmaceuticals Holdings, Inc. (NON)	6,486	147,362
Forest Laboratories, Inc. (NON)	37,300	1,331,237
Johnson & Johnson	75,500	5,317,455
King Pharmaceuticals, Inc. (NON) (S)	148,125	1,694,550
Medicis Pharmaceutical Corp. Class A	12,900	267,159
Merck & Co., Inc.	92,400	3,295,908
Nektar Therapeutics (NON)	1,500	5,955
Par Pharmaceutical Cos., Inc. (NON)	1,700	24,208
Sciele Pharma, Inc. (NON) (S)	5,077	97,834
Watson Pharmaceuticals, Inc. (NON) (S)	24,247	734,927
		17,942,897

Power Producers (0.2%)
NRG Energy, Inc. (NON)	16,800	632,352

Publishing (0.3%)
Lee Enterprises, Inc. (S)	26,281	98,554
R. H. Donnelley Corp. (NON) (S)	63,900	239,625
Wiley (John) & Sons, Inc. Class A	15,228	724,548
		1,062,727

Railroads (0.6%)
Burlington Northern Santa Fe Corp.	18,900	2,029,860
GATX Corp.	6,300	276,129
		2,305,989

Real Estate (1.8%)
Annaly Capital Management, Inc. (R)	14,600	218,416
Anthracite Capital, Inc. (R)	29,682	167,110
Ashford Hospitality Trust, Inc. (R)	20,227	91,831
DiamondRock Hospitality Co. (R)	18,962	174,640
Entertainment Properties Trust (R)	1,373	74,513
FelCor Lodging Trust, Inc. (R)	6,792	54,404
First Industrial Realty Trust (R)	1,514	35,715
Gramercy Capital Corp. (R)	10,897	72,901

Hospitality Properties Trust (R)	70,059	1,588,938
Host Marriott Corp. (R)	89,300	1,276,990
Kimco Realty Corp. (R)	21,900	813,366
LTC Properties, Inc. (R)	6,100	163,907
Medical Properties Trust, Inc. (R)	4,045	44,657
MFA Mortgage Investments, Inc. (R)	4,700	31,960
National Health Investors, Inc. (R)	9,460	309,342
National Retail Properties, Inc. (R)	17,928	406,786
Nationwide Health Properties, Inc. (R)	7,424	255,534
Omega Healthcare Investors, Inc. (R)	15,533	277,109
Resource Capital Corp. (R)	30	183
Thomas Properties Group, Inc.	1,100	10,593
Weingarten Realty Investors (R)	16,100	532,105
		6,601,000

Regional Bells (1.7%)
AT&T, Inc.	118,400	3,787,616
Cincinnati Bell, Inc. (NON)	14,685	57,272
Verizon Communications, Inc.	69,200	2,430,304
		6,275,192

Restaurants (1.1%)
Burger King Holdings, Inc.	43,500	1,079,670
CBRL Group, Inc.	600	15,504
Denny's Corp. (NON)	7,996	22,389
McDonald's Corp.	46,100	2,860,505
		3,978,068

Retail (6.5%)
Aeropostale, Inc. (NON)	21,900	763,434
AnnTaylor Stores Corp. (NON) (S)	26,837	651,602
AutoZone, Inc. (NON) (S)	16,900	2,319,177
Best Buy Co., Inc. (S)	51,800	2,319,086
Books-A-Million, Inc.	12,705	85,759
Brown Shoe Co., Inc. (S)	4,531	68,871
Buckle, Inc. (The)	2,116	109,884
Cash America International, Inc.	1,331	55,090
Cato Corp. (The) Class A	24,925	438,929
Christopher & Banks Corp.	1,000	9,620
CVS Caremark Corp.	65,700	2,404,620
Dollar Tree, Inc. (NON)	19,499	747,982
First Cash Financial Services, Inc. (NON)	1,200	22,236
GameStop Corp. (NON)	23,900	1,048,493
Herbalife, Ltd. (Cayman Islands)	16,600	781,860
Jos. A. Bank Clothiers, Inc. (NON) (S)	1,900	49,381
Longs Drug Stores Corp.	6,100	437,065
Nash Finch Co.	2,969	120,898
NBTY, Inc. (NON)	50,500	1,678,620
Perry Ellis International, Inc. (NON)	3,167	54,029
Staples, Inc.	67,500	1,633,500
Systemax, Inc. (S)	26,526	409,031
TJX Cos., Inc. (The)	70,300	2,547,672
Toro Co. (The) (S)	14,294	584,196
Wal-Mart Stores, Inc.	44,600	2,634,522
Walgreen Co. (S)	24,200	881,606
Weyco Group, Inc.	400	12,716
Wolverine World Wide, Inc.	28,200	742,506
		23,612,385

Schools (0.1%)
Career Education Corp. (NON) (S)	25,173	471,994

Semiconductor (0.4%)
Advanced Energy Industries, Inc. (NON)	2,939	47,406
Brooks Automation, Inc. (NON)	792	7,611
Linear Technology Corp. (S)	9,500	310,080
Novellus Systems, Inc. (NON) (S)	41,300	936,271
Photronics, Inc. (NON)	2,442	7,985
		1,309,353

Shipping (0.3%)
Accuride Corp. (NON)	23,360	34,106
Arkansas Best Corp. (S)	3,998	138,411
Overseas Shipholding Group	8,842	634,325
Ryder System, Inc.	5,200	335,504
Wabash National Corp.	350	3,042
		1,145,388

Software (3.9%)
Adobe Systems, Inc. (NON)	45,672	1,956,132
Asiainfo Holdings, Inc. (China) (NON)	4,414	58,088
Autodesk, Inc. (NON) (S)	22,100	785,213
BMC Software, Inc. (NON) (S)	36,700	1,194,952
Cadence Design Systems, Inc. (NON)	60,100	480,199
Citrix Systems, Inc. (NON)	31,600	956,532
Microsoft Corp.	158,800	4,333,652
MicroStrategy, Inc. (NON)	11,104	712,433
Oracle Corp. (NON)	114,600	2,513,178

Symantec Corp. (NON)	52,600	1,173,506
		14,163,885

Staffing (0.1%)
Administaff, Inc.	2,800	76,720
CDI Corp.	600	15,060
Heidrick & Struggles International, Inc. (S)	3,465	105,197
Korn/Ferry International (NON)	850	15,113
Resources Connection, Inc. (NON)	566	13,686
		225,776

Technology (0.4%)
Affiliated Computer Services, Inc. Class A (NON)	21,700	1,155,308
Amkor Technologies, Inc. (NON)	37,782	283,743
		1,439,051

Technology Services (2.3%)
Accenture, Ltd. Class A (Bermuda) (S)	59,500	2,460,920
Acxiom Corp. (SEG)	22,843	330,081
Blue Coat Systems, Inc. (NON)	1,400	26,040
COMSYS IT Partners, Inc. (NON)	11,640	137,818
CSG Systems International, Inc. (NON)	2,900	54,810
Factset Research Systems, Inc. (S)	20,700	1,298,097
Global Payments, Inc.	21,900	1,055,799
Global Sources, Ltd. (Bermuda) (NON)	1,730	18,459
Google, Inc. Class A (NON)	4,604	2,132,987
Harris Interactive, Inc. (NON)	4,053	6,850
Secure Computing Corp. (NON)	2,700	11,556
Sohu.com, Inc. (China) (NON)	1,900	143,070
SonicWall, Inc. (NON)	7,635	49,933
Travelzoo, Inc. (NON)	800	6,264
United Online, Inc.	52,560	553,457
		8,286,141

Telecommunications (0.9%)
ADTRAN, Inc.	10,758	245,282
CenturyTel, Inc.	38,720	1,495,754
Earthlink, Inc. (NON)	5,177	48,250
Embarq Corp. (S)	9,600	452,736
j2 Global Communications, Inc. (NON)	33,685	831,009
NTELOS Holdings Corp.	1,700	50,575
Shenandoah Telecom Co.	700	12,096
USA Mobility, Inc. (NON)	10,641	119,924
		3,255,626

Telephone (0.1%)
Windstream Corp.	33,500	416,070

Textiles (0.4%)
Maidenform Brands, Inc. (NON)	7,621	115,077
Mohawk Industries, Inc. (NON) (S)	18,300	1,263,615
		1,378,692

Tire & Rubber (--%)
Cooper Tire & Rubber	2,900	27,724

Tobacco (1.3%)
Altria Group, Inc.	35,800	752,874
Lorillard, Inc.	17,900	1,293,096
Philip Morris International, Inc.	46,200	2,480,940
Universal Corp. (S)	2,515	130,579
		4,657,489

Toys (0.7%)
Hasbro, Inc. (S)	65,914	2,465,184
Jakks Pacific, Inc. (NON)	2,396	59,780
		2,524,964

Transportation Services (0.1%)
HUB Group, Inc. Class A (NON)	3,068	122,536
Pacer International, Inc.	7,306	154,010
		276,546

Trucks & Parts (0.2%)
ATC Technology Corp. (NON)	700	16,954
Autoliv, Inc. (Sweden)	17,816	683,956
		700,910

Waste Management (0.1%)
Darling International, Inc. (NON)	4,600	63,158
Rentech, Inc. (NON) (S)	56,100	132,396
		195,554

Total common stocks (cost $370,107,356)		$356,594,376

INVESTMENT COMPANIES (0.0%)(a) (cost $22,670)
	Shares	Value

MCG Capital Corp.	1,800	$6,264

SHORT-TERM INVESTMENTS (13.1%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.75% to 3.03% and
due dates ranging from September 2, 2008 to
October 28, 2008 (d)	$43,002,369	$42,933,796
Putnam Prime Money Market Fund (e)	4,333,609	4,333,609

Total short-term investments (cost $47,267,405)		$47,267,405

TOTAL INVESTMENTS

Total investments (cost $417,397,431)(b)		$403,868,045

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

Russell 2000 Index Mini (Long)	13	$960,440	Sep-08	$33,429
S&P Mid Cap 400 Index E-Mini (Long)	14	1,130,220	Sep-08	11,813

Total				$45,242

NOTES

(a) Percentages indicated are based on net assets of $360,554,581.

(b) The aggregate identified cost on a tax basis is $421,957,075, resulting in gross unrealized appreciation and depreciation of $25,339,950 and $43,428,980, respectively, or net unrealized depreciation of $18,089,030.

(NON) Non-income-producing security.

(SEG) A portion of hese securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2008, the value of securities loaned amounted to $41,540,953. The fund received cash collateral of $42,933,796 which is pooled with collateral of other Putnam funds into 78 issues of short-term investments.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $38,904 for the period ended August 31, 2008. During the period ended August 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $40,446,348 and $42,469,487, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2008.

At August 31, 2008, liquid assets totaling $2,104,270 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Lehman Brothers Holdings, Inc. made a bankruptcy filing on September 15, 2008, subsequent to the reporting period. The reported values of the fund's positions as of August 31, 2008 in securities of Lehman or its affiliates and in derivatives to which Lehman or its affiliates is a counterparty do not reflect these developments or portfolio transactions after August 31, 2008.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$360,934,249	$45,242

Level 2	$42,933,796	$-

Level 3	$-	$-

Total	$403,868,045	$45,242

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Capital Appreciation Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008